Supplement to the

Fidelity® Contrafund® (FCNTX)

Fidelity Contrafund is a Class of shares of Fidelity Contrafund

A Fund of Fidelity Contrafund

Fidelity Trend Fund (FTRNX)

A Fund of Fidelity Trend Fund

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 36.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Ronald P. O'Hanley
Fidelity Contrafund	none	none
Fidelity Trend Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Contrafund	over $100,000	none	over $100,000	over $100,000
Fidelity Trend Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Contrafund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity Trend Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
CTFB-14-01  December 16, 2014
1.799798.111